Commitments for Expenditure - Schedule of Operating Lease Commitment (Detail)	12 Months Ended
Jun. 30, 2018 AUD ($)
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Lease commitments - operating	$ 139,162
Less than one year [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Lease commitments - operating	117,562
Between one and five years [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Lease commitments - operating	$ 21,600